Wanger Advisors Trust

Wanger U.S. Smaller Companies
Wanger International Small Cap
Wanger Select
Wanger International Select

Supplement dated September 22, 2006 to the
Statement of Additional Information
dated May 1, 2006

The Funds listed above are each a “Fund” and collectively, the “Funds,” and Wanger Advisors Trust is referred to as the “Trust.”  The Funds’ investment adviser, Columbia Wanger Asset Management, L.P. is referred to as “CWAM.”

This supplement replaces in its entirety the supplement to the Funds’ statement of additional information (“SAI”) filed on September 14, 2006.

On September 11, 2006, at a special meeting of shareholders, a majority of the shareholders of the Funds elected eleven trustees to serve on the board of the Trust, including two current trustees and nine new trustees. Ms. Werhane will serve as a trustee of the Trust for a period of approximately one year from the date of the shareholder meeting. Effective immediately, the following changes are made to the Funds’ statement of additional information:

1. The chart and the following second and third paragraphs in the section entitled “Trustees and Officers” beginning on page 11 of the SAI are replaced in their entirety as follows:

Name, Position(s) with Wanger Advisors Trust and Age at September 11, 2006	Year First Elected or Appointed to Office	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships

Trustees who are not interested persons of Wanger Advisors Trust:

Margaret Eisen, 53, Trustee*	2006	Chief Investment Officer, EAM International LLC (corporate finance and asset management) since 2003; prior thereto, managing director, DeGuardiola Advisors (investment bank); formerly managing director, North American Equities at General Motors Asset Management, and director of Worldwide Pension Investments for DuPont Asset Management.	10	Antigenics, Inc. (biotechnology and drugs); Columbia Acorn Trust.

Name, Position(s) with Wanger Advisors Trust and Age at September 11, 2006	Year First Elected or Appointed to Office	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships

Jerome Kahn, Jr., 72, Trustee*	2006	Portfolio manager and stock analyst and former president, William Harris Investors, Inc. (investment adviser).	10	Columbia Acorn Trust.

Steven N. Kaplan, 46, Trustee*	2006	Neubauer Family Professor of Entrepreneurship and Finance, Graduate School of Business, University of Chicago.	10	Morningstar, Inc. (provider of independent investment research); Columbia Acorn Trust.

David C. Kleinman, 70, Trustee*	2006	Adjunct professor of strategic management, University of Chicago Graduate School of Business; Business consultant.	10	Sonic Foundry, Inc. (software); Irex Corp. (insulation contracting); Columbia Acorn Trust.

Allan B. Muchin, 70, Trustee*	2006	Chairman emeritus, Katten Muchin Rosenman LLP (law firm).	10	Columbia Acorn Trust.

Robert E. Nason, 70, Chairman of the Board and Trustee*	2006	Consultant and private investor; owner Robert E. Nason, P.C.; formerly executive partner, chief executive officer and member of the executive committee of Grant Thornton, LLP (public accounting firm) and member of the policy board of Grant Thornton International.	10	Columbia Acorn Trust.

James A. Star, 45, Trustee*	2006	President, Longview Management Group LLC (investment advisor) since 2003, prior thereto portfolio manager; vice president, Henry Crown and Company (investment firm) since 1994; president and chief investment officer, Star Partners (hedge fund) 1998-2003.	10	Columbia Acorn Trust.

Name, Position(s) with Wanger Advisors Trust and Age at September 11, 2006	Year First Elected or Appointed to Office	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships

Patricia H. Werhane, 70, Trustee*	1998	Ruffin Professor of Business Ethics, Darden Graduate School of Business Administration, University of Virginia (since 1993); Senior Fellow of the Olsson Center for Applied Ethics, Darden Graduate School of Business Administration, University of Virginia (2001 to present); and Wicklander Chair of Business Ethics and Director of the Institute for Business and Professional Ethics, DePaul University (since September 2003).	10	Columbia Acorn Trust.

John A. Wing, 69, Trustee*	2006	Partner, Dancing Lion Investment Partners (investment partnership), prior thereto; Frank Wakely Gunsaulus Professor of Law and Finance, and chairman of the Center for the Study of Law and Financial Markets, Illinois Institute of Technology; formerly chairman of the board and chief executive officer of ABN-AMRO Incorporated (formerly named The Chicago Corporation, a financial services firm) and chief executive officer of Market Liquidity Network, LLC.	10	AmerUs Life Holdings, Inc. (life insurance); LDF, Inc. and Labe Federal Bank (banking); Columbia Acorn Trust.

Trustees who are interested persons of Wanger Advisors Trust:

Charles P. McQuaid, 53, Trustee(1)* President	2006 2003	President and Chief Investment Officer, CWAM since 2003; Portfolio manager since 1995 and director of research 1992-2003, CWAM interim director of international research, CWAM 2003-2004; president since 2003, Columbia Acorn Trust.	10	Columbia Acorn Trust.

Ralph Wanger, 72, Trustee(2)*	1994	Founder, former president, chief investment officer and portfolio manager, Columbia Wanger Asset Management, CWAM (July 1992 to September 2003); Former president, Columbia Acorn Trust (April 1992 through September 2003); Former president, Wanger Advisors Trust (1994 through September 2003); director, Wanger Investment Company PLC; advisor to CWAM (September 2003 to September 2005).	10	Columbia Acorn Trust.

Officers of Wanger Advisors Trust:

Ben Andrews, 40, Vice President	2004	Analyst and portfolio manager, CWAM (since 1998); vice president, Columbia Acorn Trust.	10	None.

Name, Position(s) with Wanger Advisors Trust and Age at September 11, 2006	Year First Elected or Appointed to Office	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships

J. Kevin Connaughton, 42, Assistant Treasurer	2001	Treasurer and Chief Financial Officer of the Columbia Funds and of the Liberty All-Star Funds (since December 2000); assistant treasurer of Columbia Acorn Trust; treasurer of the Galaxy Funds (from September 2002 through November 2005); treasurer, Columbia Management Multi-Strategy Hedge Fund, LLC (from December 2002 through December 2004).	10	Banc of America Capital Management (Ireland), Limited.

Michael G. Clarke, 36, Assistant Treasurer	2004	Assistant treasurer, Columbia Acorn Trust; chief accounting officer and assistant treasurer of the Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds (since October 2004); Managing Director of CWAM (since February 2001); Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds (from May 2004 to October 2004); Assistant Treasurer (from June 2002 to May 2004); Vice President, Product Strategy & Development of the Liberty Funds and Stein Roe Funds (from February 2001 to June 2002).	10	None.

Jeffrey R. Coleman, 36 Assistant Treasurer	2006	Assistant treasurer, Columbia Acorn Trust (since March 2006); Group Operations Manager of CWAM (since October 2004); Vice President of CDC IXIS Asset Management Services, Inc. (investment management) (from August 2000 to September 2004).	10	None.

John Kunka, 35, Assistant Treasurer	2006	Director of Accounting and Operations, CWAM, since May 2006; assistant treasurer, Columbia Acorn Trust, since 2006; Manager of Mutual Fund Operations, Calamos Advisors, Inc., September 2005 to May 2006; prior thereto, Manager of Mutual Fund Administration, Van Kampen Investments.	10	None.

Bruce H. Lauer, 49, Vice President, Secretary and Treasurer	1995	Chief operating officer, CWAM (since April 1995); vice president, treasurer and secretary, Columbia Acorn Trust; director, Wanger Investment Company PLC and New Americas Small Cap Fund; director, Banc of America Capital Management (Ireland) Ltd.	10	None.

Name, Position(s) with Wanger Advisors Trust and Age at September 11, 2006	Year First Elected or Appointed to Office	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships

Joseph LaPalm, 36, Vice President	2006	Chief compliance officer, CWAM since 2005; vice president, Columbia Acorn Trust, since 2006; prior thereto, compliance officer, William Blair & Company.	10	None.

Robert A. Mohn, 44, Vice President	1997	Analyst and portfolio manager, CWAM (since August 1992); director of domestic research, CWAM (since March 2004); vice president, Columbia Acorn Trust.	10	None.

Louis J. Mendes, 42, Vice President	2006	Analyst and portfolio manager, CWAM (since 2001); vice president, Columbia Acorn Trust; prior thereto, analyst and portfolio manager, Merrill Lynch.	10	None.

Christopher Olson, 41, Vice President	2001	Analyst and portfolio manager, CWAM (since January 2001); vice president, Columbia Acorn Trust.	10	None.

Michelle Rhee, 39, Assistant Secretary	2006	Associate General Counsel, Bank of America; Attorney, Investment Management, Legal Department, Global Wealth & Investment Management (since 2004); assistant treasurer, Columbia Acorn Trust; Associate, Junior Partner, Wilmer Cutler Pickering Hale and Dorr LLP (1997-2004).	10	None.

Robert Scales, 53, Chief Compliance Officer, Senior Vice President and General Counsel	2004	Senior vice president, chief legal officer and general counsel, Columbia Acorn Trust; Associate General Counsel, Grant Thornton LLP (2002-2004); prior thereto Associate General Counsel, UBS PaineWebber (broker-dealer).	10	None.

Linda Roth-Wiszowaty, 36, Assistant Secretary	2006	Assistant secretary, Columbia Acorn Trust; Executive Administrator, CWAM (since April 2004); prior thereto Executive Assistant to the Chief Operating Officer.	10	None.

*	Committees of the Board of Trustees will be redesignated.
(1)

Trustee who is an “interested person” of the Trust and of CWAM, as defined in the Investment Company Act of 1940 (the “1940 Act”), because he is an officer of the Trust and/or because he is an employee or other affiliated person of CWAM.

(2)

Trustee who is treated as an “interested person” of the Trust and of CWAM, as defined in the 1940 Act, because he is a former officer of the Trust, former employee of CWAM and former consultant to CWAM.

As noted above certain officers of the Trust also hold positions with CWAM. All of the Trustees and certain of the officers of the Trust are also Trustees or officers of Columbia Acorn Trust (“Acorn”), a registered investment company also managed by CWAM.

The address for the Trustees and officers is c/o Columbia Wanger Asset Management, L.P., 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, except for Messrs. Clarke, Coleman and Connaughton, and Ms. Rhee, whose address is Columbia Management Group, LLC (“Columbia Management”), Mail Stop: MA5-515-11-05, One Financial Center, Boston, MA 02111.

2. The section entitled “Trustees and Officers – Compensation of Trustees” beginning on page 15 of the SAI is replaced in its entirety as follows:

The table set forth below presents certain information regarding the fees paid to each Trustee for his or her services in such capacity during the year ended December 31, 2005. Each Trustee is paid an annual retainer plus an attendance fee for each meeting of the Board of Trustees or standing committee thereof attended. Trustees do not receive any pension or retirement benefits from the Trust. No officers of the Trust or other individuals who are affiliated with the Trust receive any compensation from the Trust for services provided to it.

Name of Trustee	Aggregate Comp. from Funds	Total Comp. from Fund Complex
Jerome L. Duffy(1)	$50,500	$50,500
Fred D. Hasselbring(2)	60,750	60,750
Margaret Eisen(3)	0	115,000
Jerome Kahn, Jr.(3)(4)	0	120,000
Steven N. Kaplan(3)(4)	0	105,000
David C. Kleinman(3)	0	81,750
Dr. Kathryn A. Krueger(1)	9,000	39,000
Charles P. McQuaid(3)	0	0
Allan B. Muchin(3)(4)	0	72,000
Robert E. Nason (3)(4)	0	133,500
James A. Star(3)(5)	0	0
Ralph Wanger(6)	5,750	13,625
Patricia H. Werhane(7)	57,000	57,000
John A. Wing(3)(4)	0	101,250

(1)            Mr. Duffy and Dr. Krueger retired as trustees effective September 11, 2006.

(2)            Mr. Hasselbring retired as a trustee effective April 24, 2006.

(3)            Ms. Eisen and Messrs. Kahn, Kaplan, Kleinman, McQuaid, Muchin, Nason, Star and Wing were elected trustees of the Trust effective September 11, 2006.

(4)            Includes fees deferred during the year pursuant to the Acorn deferred compensation plan. As of December 31, 2005, the value of each of the deferred compensation accounts in the Acorn Funds for Messrs. Kahn, Kaplan, Muchin, Nason and Wing was $702,601, $293,722, $126,041, $869,253, and $370,412, respectively.

(5)            Mr. Star was appointed a trustee of Acorn effective March 7, 2006.

(6)            Mr. Wanger became eligible for compensation on November 15, 2005.

(7)            Ms. Werhane was appointed a trustee of Acorn effective June 6, 2006.

3. The chart and the following sentence in the section entitled “Record Shareholders” beginning on page 31 of the SAI are replaced in their entirety as follows:

The following table shows the dollar range of equity securities of the Funds “beneficially” owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by each Trustee as of September 11, 2006:

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Trustees who are not interested persons of Wanger Advisors Trust:

Margaret Eisen	Wanger U.S. Smaller Companies	None	Over $100,000

	Wanger International Small Cap	None

	Wanger Select	None

	Wanger International Select	None

Jerome Kahn, Jr.	Wanger U.S. Smaller Companies	None	Over $100,000

	Wanger International Small Cap	None

	Wanger Select	None

	Wanger International Select	None

Steven N. Kaplan	Wanger U.S. Smaller Companies	None	$10,001-$50,000

	Wanger International Small Cap	None

	Wanger Select	None

	Wanger International Select	None

David C. Kleinman	Wanger U.S. Smaller Companies	None	Over $100,000

	Wanger International Small Cap	None

	Wanger Select	None

	Wanger International Select	None

Allan B. Muchin	Wanger U.S. Smaller Companies	None	Over $100,000

	Wanger International Small Cap	None

	Wanger Select	None

	Wanger International Select	None

Robert E. Nason	Wanger U.S. Smaller Companies	None	Over $100,000
	Wanger International Small Cap	None

	Wanger Select	None

	Wanger International Select	None

James A. Star	Wanger U.S. Smaller Companies	None	Over $100,000

	Wanger International Small Cap	None

	Wanger Select	None

	Wanger International Select	None

Patricia H. Werhane	Wanger U.S. Smaller Companies	None	None

	Wanger International Small Cap	None

	Wanger Select	None

	Wanger International Select	None

John A. Wing	Wanger U.S. Smaller Companies	None	Over $100,000

	Wanger International Small Cap	None

	Wanger Select	None

	Wanger International Select	None

Trustee who is an interested person of Wanger Advisors Trust:

Charles P. McQuaid*	Wanger U.S. Smaller Companies	None	Over $100,000

	Wanger International Small Cap	None

	Wanger Select	None

	Wanger International Select	None

Ralph Wanger*	Wanger U.S. Smaller Companies	None	Over $100,000

	Wanger International Small Cap	None

	Wanger Select	None

	Wanger International Select	None

*  None of the Trustees and officers owns shares of the Funds because shares of the Funds are issued in connection with investments in and payments under certain qualified and non-qualified variable annuity contracts and variable life insurance policies issued through separate accounts of Participating Insurance Companies. However, as of September 11, 2006, Messrs. McQuaid and Wanger owned variable insurance policies which held shares of the Funds (which shares are also reported under the names of the contract issuers). At that date, the aggregate dollar range of equity securities in the family of investment companies attributable to the variable annuity contracts of both Messrs. McQuaid and Wanger was over $100,000, respectively.

At September 11, 2006, none of the Trustees and officers owned shares of the Funds because shares of the Funds are issued in connection with investments in and payments under certain qualified and non-qualified variable annuity contracts and variable life insurance policies issued through separate accounts of Participating Insurance Companies.**

**  However, as of September 11, 2006, Messrs. McQuaid and Mr. Wanger owned variable insurance policies which held shares of the Funds (which shares are also reported under the names of the Participating Insurance Companies). Including those shares, as of September 11, 2006, the Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of Wanger U.S. Smaller Companies and Wanger International Small Cap. As of September 11, 2006, the Trustees and officers as a group owned beneficially 1.35% of the outstanding shares of Wanger Select and 3.59% of the outstanding shares of Wanger International Select.